Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Earnings from Discontinued Operations

(Loss) earnings from discontinued operations are summarized as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Revenues	-	1,553	-	3,136
Expenses	(27)	(1,022)	(37)	(2,220)
(Loss) earnings from discontinued operations before income tax	(27)	531	(37)	916
Tax expense(1)	-	(16)	-	(884)
(Loss) earnings from discontinued operations, net of tax	(27)	515	(37)	32

(1)

The three months and six months ended June 30, 2018 reflected a $32 million deferred tax benefit and an $812 million deferred tax charge, respectively, that was recorded when the Financial & Risk business was classified as held for sale. These deferred taxes were not previously required as the business was not considered held for sale until January 2018. The benefit in the three-month period ended June 30, 2018 represented a revision to an estimate recorded in the three-month period ended March 31, 2018.